Quarterly Holdings Report
for
Fidelity® SAI Low Duration Income Fund
November 30, 2021

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.
LDI-NPRT1-0122
1.9899559.101
Nonconvertible Bonds - 60.9%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.6%
NTT Finance Corp.:
0.373% 3/3/23 (b)	15,000,000	14,956,304
0.583% 3/1/24 (b)	3,719,000	3,683,797
Verizon Communications, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.500% 0.549% 3/22/24 (c)(d)	6,019,000	6,045,484
		24,685,585
Entertainment - 0.3%
The Walt Disney Co. 3% 9/15/22	14,035,000	14,309,292
Media - 0.5%
TWDC Enterprises 18 Corp. 3 month U.S. LIBOR + 0.390% 0.5055% 3/4/22 (c)(d)	21,838,000	21,857,774
Wireless Telecommunication Services - 0.3%
Rogers Communications, Inc. 3 month U.S. LIBOR + 0.600% 0.7254% 3/22/22 (c)(d)	15,051,000	15,070,871
TOTAL COMMUNICATION SERVICES		75,923,522
CONSUMER DISCRETIONARY - 3.5%
Automobiles - 3.2%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.150% 0.3096% 2/22/23 (c)(d)	6,998,000	6,997,969
0.4% 10/21/22	6,541,000	6,534,534
BMW U.S. Capital LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.530% 0.5789% 4/1/24 (b)(c)(d)	13,993,000	14,090,583
3.8% 4/6/23 (b)	4,500,000	4,683,168
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.840% 0.985% 5/4/23 (b)(c)(d)	11,390,000	11,491,338
3 month U.S. LIBOR + 0.900% 1.056% 2/15/22 (b)(c)(d)	23,837,000	23,873,657
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.000% 0.6685% 10/15/24 (c)(d)	11,310,000	11,303,477
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.760% 0.8092% 3/8/24 (c)(d)	9,606,000	9,642,636
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.200% 1.25% 11/17/23 (c)(d)	8,000,000	8,110,321
3.25% 1/5/23	3,000,000	3,072,323
Volkswagen Group of America Finance LLC:
0.75% 11/23/22 (b)	15,450,000	15,461,915
2.9% 5/13/22 (b)	11,000,000	11,112,612
3.125% 5/12/23 (b)	15,000,000	15,469,221
		141,843,754
Textiles, Apparel & Luxury Goods - 0.3%
VF Corp. 2.05% 4/23/22	14,336,000	14,423,143
TOTAL CONSUMER DISCRETIONARY		156,266,897
CONSUMER STAPLES - 0.5%
Beverages - 0.3%
Dr. Pepper Snapple Group, Inc. 0.75% 3/15/24	11,500,000	11,380,862
Food & Staples Retailing - 0.1%
7-Eleven, Inc.:
0.625% 2/10/23 (b)	1,550,000	1,545,241
0.8% 2/10/24 (b)	4,898,000	4,845,415
		6,390,656
Tobacco - 0.1%
Imperial Tobacco Finance PLC 3.5% 2/11/23 (b)	2,000,000	2,044,916
TOTAL CONSUMER STAPLES		19,816,434
ENERGY - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Chevron Corp. 3 month U.S. LIBOR + 0.900% 1.0495% 5/11/23 (c)(d)	15,141,000	15,288,731
Enbridge, Inc.:
3 month U.S. LIBOR + 0.500% 0.66% 2/18/22 (c)(d)	5,800,000	5,803,652
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.400% 0.45% 2/17/23 (c)(d)	9,767,000	9,764,363
2.9% 7/15/22	5,129,000	5,194,931
Exxon Mobil Corp. 3 month U.S. LIBOR + 0.330% 0.485% 8/16/22 (c)(d)	16,722,000	16,757,102
Kinder Morgan Energy Partners LP 3.95% 9/1/22	10,000,000	10,166,122
Marathon Petroleum Corp. 4.5% 5/1/23	10,000,000	10,447,903
Phillips 66 Co. 3 month U.S. LIBOR + 0.620% 0.776% 2/15/24 (c)(d)	13,500,000	13,500,306
Western Gas Partners LP 3 month U.S. LIBOR + 2.100% 2.2218% 1/13/23 (c)(d)	2,872,000	2,857,066
		89,780,176
FINANCIALS - 41.1%
Banks - 24.1%
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.690% 0.7398% 4/22/25 (c)(d)	15,950,000	16,038,967
0.523% 6/14/24 (c)	12,000,000	11,909,949
0.81% 10/24/24 (c)	10,000,000	9,937,255
2.816% 7/21/23 (c)	5,555,000	5,625,432
2.881% 4/24/23 (c)	29,130,000	29,381,221
3.004% 12/20/23 (c)	25,300,000	25,870,007
3.124% 1/20/23 (c)	12,972,000	13,015,515
Bank of Montreal:
3 month U.S. LIBOR + 0.570% 0.7023% 3/26/22 (c)(d)	13,951,000	13,975,166
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.260% 0.3141% 9/15/23 (c)(d)	13,800,000	13,795,806
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.270% 0.3186% 4/14/23 (c)(d)	12,000,000	12,011,640
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.000% 0.3091% 9/15/23 (c)(d)	17,000,000	16,965,173
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.380% 0.43% 7/31/24 (c)(d)	14,300,000	14,293,177
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.440% 0.4935% 4/15/24 (c)(d)	15,000,000	15,025,500
1.95% 2/1/23	10,000,000	10,149,049
Barclays Bank PLC 1.7% 5/12/22	1,768,000	1,775,641
Barclays PLC:
3 month U.S. LIBOR + 1.430% 1.586% 2/15/23 (c)(d)	17,800,000	17,839,133
3.684% 1/10/23	6,900,000	6,921,699
4.61% 2/15/23 (c)	25,206,000	25,400,942
BNP Paribas SA 3.5% 3/1/23 (b)	10,500,000	10,851,369
BPCE SA:
3 month U.S. LIBOR + 0.300% 0.4268% 1/14/22 (b)(c)(d)	14,548,000	14,552,109
3 month U.S. LIBOR + 1.240% 1.3541% 9/12/23 (b)(c)(d)	4,800,000	4,878,931
Canadian Imperial Bank of Commerce U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.340% 0.389% 6/22/23 (c)(d)	14,351,000	14,366,085
Capital One Bank NA 2.014% 1/27/23 (c)	20,345,000	20,382,814
Capital One NA 3 month U.S. LIBOR + 0.820% 0.9644% 8/8/22 (c)(d)	4,000,000	4,015,353
Citigroup, Inc.:
3 month U.S. LIBOR + 1.430% 1.5499% 9/1/23 (c)(d)	4,750,000	4,791,814
2.7% 10/27/22	13,500,000	13,743,591
2.876% 7/24/23 (c)	9,200,000	9,324,468
3.142% 1/24/23 (c)	5,000,000	5,017,875
Citizens Bank NA 3 month U.S. LIBOR + 0.950% 1.0818% 3/29/23 (c)(d)	5,000,000	5,046,910
Credit Agricole SA 3.75% 4/24/23 (b)	9,600,000	9,994,954
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	26,000,000	26,639,430
Discover Bank 4.2% 8/8/23	10,000,000	10,553,552
Federation des caisses Desjardin U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.430% 0.48% 5/21/24 (b)(c)(d)	12,811,000	12,801,392
Fifth Third Bank, Cincinnati 3 month U.S. LIBOR + 0.640% 0.7716% 2/1/22 (c)(d)	4,022,000	4,023,850
First Republic Bank 2.5% 6/6/22	10,020,000	10,110,087
HSBC Holdings PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.580% 0.63% 11/22/24 (c)(d)	13,000,000	13,000,000
3.262% 3/13/23 (c)	23,000,000	23,161,779
3.95% 5/18/24 (c)	8,000,000	8,320,775
Intesa Sanpaolo SpA 3.125% 7/14/22 (b)	14,000,000	14,199,854
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 1.230% 1.3539% 10/24/23 (c)(d)	7,000,000	7,061,639
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.530% 0.585% 6/1/25 (c)(d)	15,475,000	15,504,178
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.580% 0.6291% 3/16/24 (c)(d)	16,000,000	16,058,524
0.697% 3/16/24 (c)	12,000,000	11,983,774
2.776% 4/25/23 (c)	13,800,000	13,911,829
3.375% 5/1/23	3,000,000	3,107,677
3.559% 4/23/24 (c)	10,000,000	10,368,120
KeyBank NA:
3 month U.S. LIBOR + 0.660% 0.7916% 2/1/22 (c)(d)	13,650,000	13,663,077
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.320% 0.37% 6/14/24 (c)(d)	12,050,000	12,034,003
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.340% 0.39% 1/3/24 (c)(d)	15,000,000	15,003,300
Lloyds Banking Group PLC:
0.695% 5/11/24 (c)	6,318,000	6,295,414
2.907% 11/7/23 (c)	9,000,000	9,163,944
3% 1/11/22	21,750,000	21,810,248
4.05% 8/16/23	15,000,000	15,802,436
M&T Bank Corp. 3 month U.S. LIBOR + 0.680% 0.8049% 7/26/23 (c)(d)	4,700,000	4,739,445
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.700% 0.8155% 3/7/22 (c)(d)	15,883,000	15,909,407
3 month U.S. LIBOR + 0.860% 0.9849% 7/26/23 (c)(d)	15,300,000	15,452,489
2.623% 7/18/22	8,669,000	8,785,564
2.665% 7/25/22	11,480,000	11,642,350
3.218% 3/7/22	4,789,000	4,825,179
3.455% 3/2/23	5,000,000	5,168,325
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.850% 0.9641% 9/13/23 (c)(d)	2,945,000	2,957,525
3 month U.S. LIBOR + 0.940% 1.1156% 2/28/22 (c)(d)	6,174,000	6,186,286
2.721% 7/16/23 (c)	18,950,000	19,180,235
2.953% 2/28/22	11,841,000	11,915,598
3.549% 3/5/23	5,000,000	5,176,261
MUFG Union Bank NA 3 month U.S. LIBOR + 0.600% 0.7155% 3/7/22 (c)(d)	15,852,000	15,867,331
NatWest Markets PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.530% 0.58% 8/12/24 (b)(c)(d)	14,209,000	14,228,324
2.375% 5/21/23 (b)	5,000,000	5,111,097
3.625% 9/29/22 (b)	9,000,000	9,233,227
PNC Bank NA:
3 month U.S. LIBOR + 0.430% 0.546% 12/9/22 (c)(d)	16,213,000	16,213,972
1.743% 2/24/23 (c)	7,044,000	7,061,653
Rabobank Nederland:
3.875% 2/8/22	4,951,000	4,982,824
3.95% 11/9/22	10,000,000	10,287,378
Rabobank Nederland New York Branch 3 month U.S. LIBOR + 0.830% 0.9511% 1/10/22 (c)(d)	9,258,000	9,265,666
Royal Bank of Canada U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.450% 0.4997% 10/26/23 (c)(d)	15,700,000	15,765,862
Sumitomo Mitsui Banking Corp. 3.2% 7/18/22	6,421,000	6,529,285
Sumitomo Mitsui Financial Group, Inc. 0.508% 1/12/24	852,000	842,896
Synchrony Bank 3% 6/15/22	9,500,000	9,606,584
Synovus Bank 2.289% 2/10/23 (c)	2,307,000	2,311,451
Synovus Financial Corp. 3.125% 11/1/22	12,029,000	12,223,395
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.530% 0.6499% 12/1/22 (c)(d)	12,858,000	12,923,637
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.220% 0.2692% 6/2/23 (c)(d)	16,000,000	16,002,640
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.350% 0.4042% 3/4/24 (c)(d)	16,000,000	16,019,010
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.450% 0.499% 9/28/23 (c)(d)	7,342,000	7,368,268
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.480% 0.5297% 1/27/23 (c)(d)	15,810,000	15,863,928
0.25% 1/6/23	10,000,000	9,964,063
Truist Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.200% 0.2491% 1/17/24 (c)(d)	16,000,000	15,992,160
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.730% 0.7792% 3/9/23 (c)(d)	14,724,000	14,816,496
Truist Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.400% 0.4492% 6/9/25 (c)(d)	16,000,000	15,954,736
2.2% 3/16/23	9,180,000	9,346,502
U.S. Bank NA, Cincinnati 3 month U.S. LIBOR + 0.180% 0.3095% 1/21/22 (c)(d)	16,596,000	16,596,491
		1,073,793,967
Capital Markets - 9.3%
Credit Suisse AG:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.380% 0.43% 8/9/23 (c)(d)	17,000,000	16,988,460
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.390% 0.44% 2/2/24 (c)(d)	16,147,000	16,118,743
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.450% 0.5% 2/4/22 (c)(d)	30,220,000	30,229,066
2.8% 4/8/22	11,303,000	11,397,374
Deutsche Bank AG New York Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.500% 0.55% 11/8/23 (c)(d)	17,390,000	17,368,958
3.3% 11/16/22	10,000,000	10,239,210
5% 2/14/22	22,938,000	23,139,640
E*TRADE Financial Corp. 2.95% 8/24/22	13,494,000	13,708,937
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.750% 0.914% 2/23/23 (c)(d)	16,400,000	16,481,770
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.430% 0.4792% 3/8/23 (c)(d)	8,200,000	8,194,563
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.540% 0.59% 11/17/23 (c)(d)	16,800,000	16,785,854
0.481% 1/27/23	16,250,000	16,195,518
0.523% 3/8/23	15,600,000	15,549,391
0.627% 11/17/23 (c)	12,500,000	12,467,598
2.905% 7/24/23 (c)	5,000,000	5,064,908
2.908% 6/5/23 (c)	21,900,000	22,132,357
5.75% 1/24/22	9,385,000	9,457,272
Intercontinental Exchange, Inc. 0.7% 6/15/23	2,000,000	1,994,696
Moody's Corp. 2.625% 1/15/23	3,700,000	3,774,723
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.700% 0.7488% 1/20/23 (c)(d)	33,100,000	33,121,515
0.56% 11/10/23 (c)	11,540,000	11,504,772
2.75% 5/19/22	7,500,000	7,578,235
3.125% 1/23/23	10,000,000	10,273,944
3.737% 4/24/24 (c)	5,035,000	5,224,070
4.875% 11/1/22	15,000,000	15,566,514
NASDAQ, Inc. 0.445% 12/21/22	6,732,000	6,716,569
UBS AG London Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.320% 0.37% 6/1/23 (b)(c)(d)	16,000,000	16,004,810
1.75% 4/21/22 (b)	14,179,000	14,239,559
UBS Group AG:
3 month U.S. LIBOR + 0.950% 1.106% 8/15/23 (b)(c)(d)	10,000,000	10,052,251
2.65% 2/1/22 (b)	3,000,000	3,011,299
3.491% 5/23/23 (b)	15,000,000	15,196,554
		415,779,130
Consumer Finance - 3.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.680% 0.73% 9/29/23 (c)(d)	15,093,000	15,080,473
American Express Co.:
3 month U.S. LIBOR + 0.610% 0.7416% 8/1/22 (c)(d)	10,997,000	11,019,704
3 month U.S. LIBOR + 0.620% 0.78% 5/20/22 (c)(d)	14,202,000	14,209,623
2.75% 5/20/22	21,951,000	22,150,522
American Express Credit Corp. 2.7% 3/3/22	10,903,000	10,944,437
Capital One Financial Corp. 3.2% 1/30/23	22,000,000	22,597,380
John Deere Capital Corp. 2.75% 3/15/22	3,246,000	3,269,350
Synchrony Financial 2.85% 7/25/22	10,000,000	10,133,649
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.300% 0.35% 6/13/22 (c)(d)	16,000,000	16,014,644
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.320% 0.3688% 4/6/23 (c)(d)	12,000,000	11,996,412
0.45% 7/22/22	12,460,000	12,452,750
		149,868,944
Diversified Financial Services - 1.1%
Athene Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.700% 0.75% 5/24/24 (b)(c)(d)	16,500,000	16,522,226
0.95% 1/8/24 (b)	7,649,000	7,623,841
Equitable Holdings, Inc. 3.9% 4/20/23	12,000,000	12,479,240
Jackson Financial, Inc. 1.125% 11/22/23 (b)	11,755,000	11,748,421
		48,373,728
Insurance - 3.2%
ACE INA Holdings, Inc. 2.875% 11/3/22	6,465,000	6,573,630
Equitable Financial Life Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.390% 0.438% 4/6/23 (b)(c)(d)	12,000,000	12,017,976
0.5% 11/17/23 (b)	15,000,000	14,881,653
Metropolitan Life Global Funding I:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.570% 0.6187% 1/13/23 (b)(c)(d)	15,072,000	15,138,317
3.875% 4/11/22 (b)	4,000,000	4,049,941
Metropolitan Tower Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.550% 0.5985% 1/17/23 (b)(c)(d)	21,099,000	21,166,585
0.55% 7/13/22 (b)	17,297,000	17,304,249
New York Life Global Funding:
3 month U.S. LIBOR + 0.280% 0.4011% 1/10/23 (b)(c)(d)	12,954,000	12,982,550
3 month U.S. LIBOR + 0.280% 0.4095% 1/21/22 (b)(c)(d)	7,855,000	7,857,506
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.220% 0.27% 2/2/23 (b)(c)(d)	6,000,000	6,002,844
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.310% 0.3597% 4/26/24 (b)(c)(d)	8,000,000	8,017,501
Northwestern Mutual Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.330% 0.3788% 3/25/24 (b)(c)(d)	9,564,000	9,588,683
Pacific Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.380% 0.4278% 4/12/24 (b)(c)(d)	7,300,000	7,310,488
		142,891,923
TOTAL FINANCIALS		1,830,707,692
HEALTH CARE - 3.6%
Biotechnology - 1.5%
AbbVie, Inc.:
3 month U.S. LIBOR + 0.650% 0.8096% 11/21/22 (c)(d)	6,384,000	6,415,848
2.3% 11/21/22	3,000,000	3,045,233
2.9% 11/6/22	20,000,000	20,401,811
3.25% 10/1/22	21,429,000	21,758,385
3.45% 3/15/22	15,800,000	15,854,924
		67,476,201
Health Care Providers & Services - 1.3%
Anthem, Inc.:
0.45% 3/15/23	17,000,000	16,927,642
2.95% 12/1/22	10,000,000	10,220,786
Cigna Corp. 0.613% 3/15/24	10,258,000	10,134,515
Humana, Inc. 0.65% 8/3/23	20,523,000	20,412,555
		57,695,498
Life Sciences Tools & Services - 0.4%
PerkinElmer, Inc. 0.55% 9/15/23	12,400,000	12,314,332
Thermo Fisher Scientific, Inc. 0.5788% 10/18/24 (c)	6,184,000	6,192,445
		18,506,777
Pharmaceuticals - 0.4%
Viatris, Inc. 1.125% 6/22/22	15,000,000	15,022,461
TOTAL HEALTH CARE		158,700,937
INDUSTRIALS - 2.6%
Aerospace & Defense - 0.1%
The Boeing Co. 4.508% 5/1/23	7,000,000	7,308,099
Industrial Conglomerates - 1.0%
Honeywell International, Inc.:
3 month U.S. LIBOR + 0.370% 0.5144% 8/8/22 (c)(d)	16,702,000	16,723,846
0.483% 8/19/22	2,302,000	2,302,226
Siemens Financieringsmaatschappij NV:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.430% 0.4792% 3/11/24 (b)(c)(d)	15,000,000	15,047,340
0.4% 3/11/23 (b)	9,327,000	9,294,486
		43,367,898
Machinery - 1.2%
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.220% 0.3466% 1/6/22 (c)(d)	5,252,000	5,252,576
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.150% 0.2% 11/17/22 (c)(d)	16,000,000	15,990,794
0.25% 3/1/23	10,000,000	9,958,012
0.95% 5/13/22	15,487,000	15,533,151
1.9% 9/6/22	5,300,000	5,359,594
		52,094,127
Road & Rail - 0.3%
Canadian Pacific Railway Co. 1.35% 12/2/24 (e)	13,000,000	12,988,079
Trading Companies & Distributors - 0.0%
Air Lease Corp. 3.75% 2/1/22	1,200,000	1,200,000
TOTAL INDUSTRIALS		116,958,203
INFORMATION TECHNOLOGY - 0.7%
IT Services - 0.4%
IBM Corp. 2.85% 5/13/22	14,723,000	14,887,219
Semiconductors & Semiconductor Equipment - 0.1%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.000% 0.2988% 10/1/24 (c)(d)	5,416,000	5,425,155
Software - 0.2%
VMware, Inc. 0.6% 8/15/23	10,018,000	9,958,773
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (c)	1,000,000	1,026,326
TOTAL INFORMATION TECHNOLOGY		31,297,473
MATERIALS - 0.0%
Chemicals - 0.0%
International Flavors & Fragrances, Inc. 0.697% 9/15/22 (b)	1,563,000	1,563,893
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Kimco Realty Corp. 3.4% 11/1/22	10,500,000	10,704,512
UTILITIES - 5.0%
Electric Utilities - 3.7%
Cleco Power LLC 3 month U.S. LIBOR + 0.500% 0.6158% 6/15/23 (b)(c)(d)	8,709,000	8,706,453
Duke Energy Corp. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.2992% 6/10/23 (c)(d)	7,302,000	7,298,291
Eversource Energy U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.3% 8/15/23 (c)(d)	10,000,000	9,986,599
Exelon Corp. 3.497% 6/1/22 (c)	10,616,000	10,725,365
Florida Power & Light Co. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.3% 5/10/23 (c)(d)	8,596,000	8,590,507
Mississippi Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.300% 0.349% 6/28/24 (c)(d)	13,012,000	12,933,570
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.270% 0.4296% 2/22/23 (c)(d)	18,000,000	17,970,840
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.000% 0.45% 11/3/23 (c)(d)	17,000,000	16,969,655
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.540% 0.59% 3/1/23 (c)(d)	8,165,000	8,188,425
0.65% 3/1/23	5,000,000	4,993,612
2.9% 4/1/22	5,000,000	5,038,968
PPL Electric Utilities Corp.:
3 month U.S. LIBOR + 0.250% 0.3823% 9/28/23 (c)(d)	4,027,000	4,027,012
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.330% 0.379% 6/24/24 (c)(d)	9,927,000	9,925,718
Southern California Edison Co.:
3 month U.S. LIBOR + 0.270% 0.3889% 12/3/21 (c)(d)	6,627,000	6,627,011
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.640% 0.6889% 4/3/23 (c)(d)	12,000,000	12,014,582
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.830% 0.8789% 4/1/24 (c)(d)	12,000,000	12,023,951
Southern Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.370% 0.42% 5/10/23 (c)(d)	8,433,000	8,419,254
2.95% 7/1/23	2,000,000	2,052,990
		166,492,803
Gas Utilities - 0.6%
Atmos Energy Corp. 3 month U.S. LIBOR + 0.380% 0.496% 3/9/23 (c)(d)	6,128,000	6,128,420
CenterPoint Energy Resources Corp. 3 month U.S. LIBOR + 0.500% 0.6196% 3/2/23 (c)(d)	8,141,000	8,128,114
ONE Gas, Inc. 3 month U.S. LIBOR + 0.610% 0.7241% 3/11/23 (c)(d)	7,650,000	7,650,141
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 0.4658% 9/14/23 (c)(d)	2,073,000	2,071,155
		23,977,830
Multi-Utilities - 0.7%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.650% 0.7% 5/13/24 (c)(d)	6,967,000	6,966,651
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.530% 0.646% 9/15/23 (c)(d)	5,803,000	5,804,341
DTE Energy Co. 0.55% 11/1/22	17,140,000	17,111,364
Public Service Enterprise Group, Inc. 2.65% 11/15/22	2,000,000	2,034,944
		31,917,300
TOTAL UTILITIES		222,387,933
TOTAL NONCONVERTIBLE BONDS (Cost $2,716,153,079)		2,714,107,672

U.S. Government and Government Agency Obligations - 7.3%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.5%
Fannie Mae U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.180% 0.23% 7/8/22 (c)(d)	13,071,000	13,084,268
Freddie Mac U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.130% 0.18% 8/5/22 (c)(d)	8,562,000	8,567,936
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		21,652,204
U.S. Treasury Obligations - 6.8%
U.S. Treasury Notes:
0.125% 5/31/22	69,799,000	69,804,550
0.125% 6/30/22	115,365,400	115,338,354
0.125% 12/31/22	56,000,000	55,901,563
0.375% 10/31/23 (f)	62,414,000	62,243,336
TOTAL U.S. TREASURY OBLIGATIONS		303,287,803
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $325,091,022)		324,940,007

Asset-Backed Securities - 17.5%
	Principal Amount (a)	Value ($)
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (b)	1,044,000	1,044,619
Aimco:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.060% 1.1883% 7/22/32 (b)(c)(d)	10,424,000	10,423,969
Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 1.2238% 1/15/32 (b)(c)(d)	10,292,000	10,292,669
American Express Credit Account Master Trust:
Series 2018-9 Class A, 1 month U.S. LIBOR + 0.380% 0.4695% 4/15/26 (c)(d)	2,500,000	2,511,326
Series 2019-3 Class A, 2% 4/15/25	5,000,000	5,064,957
AmeriCredit Automobile Receivables Trust:
Series 2021-2 Class A2, 0.26% 11/18/24	9,802,852	9,797,057
Series 2021-3 Class A2, 0.41% 2/18/25	17,000,000	16,987,473
Ares LII CLO Ltd. Series 2021-52A Class A1R, 3 month U.S. LIBOR + 1.050% 1.1783% 4/22/31 (b)(c)(d)	8,970,000	8,980,423
BMW Vehicle Lease Trust Series 2021-1 Class A3, 0.29% 1/25/24	15,000,000	14,973,146
CarMax Auto Owner Trust:
Series 2020-4:
Class A2, 0.31% 1/16/24	6,615,780	6,615,466
Class A3, 0.5% 8/15/25	5,827,000	5,817,810
Series 2021-1 Class A3, 0.34% 12/15/25	5,281,000	5,256,607
Series 2021-3 Class A2A, 0.29% 9/16/24	14,000,000	13,991,638
Carvana Auto Receivables Trust:
Series 2021-P2 Class A2, 0.3% 7/10/24	14,484,115	14,483,197
Series 2021-P3 Class A2, 0.38% 1/10/25	7,985,000	7,970,217
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	2,703,052	2,701,291
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 1.1% 10/20/32 (b)(c)(d)	2,864,000	2,862,806
Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 1.2238% 7/15/33 (b)(c)(d)	10,797,000	10,799,678
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 1.1045% 7/27/30 (b)(c)(d)	10,852,000	10,853,367
Chesapeake Funding II LLC Series 2021-1A Class A2, 1 month U.S. LIBOR + 0.230% 0.3195% 4/15/33 (b)(c)(d)	7,416,921	7,421,771
Citibank Credit Card Issuance Trust Series 2018-A2 Class A2, 1 month U.S. LIBOR + 0.330% 0.4211% 1/20/25 (c)(d)	20,000,000	20,063,844
CNH Equipment Trust Series 2021-C Class A2, 0.33% 1/15/25	10,576,000	10,557,392
Dell Equipment Finance Trust:
Series 2021-1 Class A3, 0.43% 5/22/26 (b)	3,757,000	3,740,938
Series 2021-2 Class A2, 0.33% 12/22/26 (b)	13,003,000	12,960,474
DLLAD LLC Series 2021-1A Class A2, 0.35% 9/20/24 (b)	7,238,000	7,219,374
DLLMT LLC Series 2021-1A Class A2, 0.6% 3/20/24 (b)	17,000,000	16,983,189
Donlen Fleet Lease Funding Series 2021-2 Class A1, 1 month U.S. LIBOR + 0.330% 0.4211% 12/11/34 (b)(c)(d)	9,646,000	9,651,954
Drive Auto Receivables Trust:
Series 2021-2 Class A2, 0.36% 5/15/24	11,293,000	11,287,787
Series 2021-3 Class A2, 0.52% 1/15/25	16,694,000	16,688,686
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 1.2238% 4/15/31 (b)(c)(d)	9,297,000	9,303,387
Enterprise Fleet Financing LLC:
Series 2020-2 Class A2, 0.61% 7/20/26 (b)	13,449,047	13,438,491
Series 2021-1 Class A2, 0.44% 12/21/26 (b)	2,874,132	2,862,170
Series 2021-2 Class A2, 0.48% 5/20/27 (b)	8,740,000	8,673,176
Exeter Automobile Receivables Trust:
Series 2021-2A:
Class A2, 0.27% 1/16/24	6,419,640	6,418,408
Class A3, 0.3% 10/15/24	3,518,000	3,510,852
Series 2021-3A Class A2, 0.34% 1/16/24	5,298,972	5,296,562
Ford Credit Auto Owner Trust Series 2017-1 Class A, 2.62% 8/15/28 (b)	10,000,000	10,046,197
Ford Credit Floorplan Master Owner Trust Series 2019-3 Class A2, 1 month U.S. LIBOR + 0.600% 0.6895% 9/15/24 (c)(d)	5,195,000	5,210,534
GM Financial Automobile Leasing Trust:
Series 2021-2 Class A2, 0.22% 7/20/23	9,578,766	9,572,903
Series 2021-3 Class A2, 0.24% 12/20/23	15,999,000	15,972,971
GM Financial Consumer Automobile Receivables Trust Series 2020-4:
Class A2, 0.26% 11/16/23	5,350,531	5,350,390
Class A3, 0.38% 8/18/25	6,766,000	6,752,358
GMF Floorplan Owner Revolving Trust Series 2020-2 Class A, 0.69% 10/15/25 (b)	7,642,000	7,606,828
HPEFS Equipment Trust Series 2021-2A Class A2, 0.3% 9/20/28 (b)	6,778,000	6,764,390
Hyundai Auto Lease Securitization Trust:
Series 2021-A Class A3, 0.33% 1/16/24 (b)	5,867,000	5,861,137
Series 2021-B Class A2, 0.19% 10/16/23 (b)	12,506,000	12,486,588
Hyundai Auto Receivables Trust Series 2020-C:
Class A2, 0.26% 9/15/23	4,885,882	4,885,729
Class A3, 0.38% 5/15/25	7,449,000	7,432,211
John Deere Owner Trust Series 2021-A Class A3, 0.36% 9/15/25	15,000,000	14,904,717
Madison Park Funding XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 0.970% 1.1045% 7/27/31 (b)(c)(d)	7,623,000	7,623,473
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, 3 month U.S. LIBOR + 1.000% 1.1283% 1/22/31 (b)(c)(d)	7,538,000	7,538,324
Marlette Funding Trust:
Series 2021-2A Class A, 0.51% 9/15/31 (b)	5,195,792	5,187,289
Series 2021-3A Class A, 0.65% 12/15/31 (b)	5,312,000	5,298,584
Mercedes-Benz Auto Lease Trust Series 2021-B Class A2, 0.22% 1/16/24	16,300,000	16,289,617
Mortgage Repurchase Agreement Financing Trust:
Series 2020-5 Class A1, 1 month U.S. LIBOR + 1.000% 1.0911% 8/10/23 (b)(c)(d)	7,098,000	7,114,269
Series 2021-1 Class A1, 1 month U.S. LIBOR + 0.500% 0.5911% 3/10/22 (b)(c)(d)	8,147,000	8,157,037
Niagara Park CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.000% 1.1223% 7/17/32 (b)(c)(d)	11,000,000	11,013,266
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 0.800% 0.9596% 5/20/29 (b)(c)(d)	8,485,663	8,486,800
Santander Consumer Auto Receivables Trust Series 2021-AA Class A3, 0.33% 10/15/25 (b)	5,909,000	5,890,843
Santander Drive Auto Receivables Trust:
Series 2021-2 Class A2, 0.28% 4/15/24	8,870,308	8,867,721
Series 2021-3 Class A2, 0.29% 5/15/24	12,772,903	12,769,825
Series 2021-4 Class A2, 0.37% 8/15/24	12,586,000	12,580,711
Santander Retail Auto Lease Trust:
Series 2020-B:
Class A2, 0.42% 11/20/23 (b)	6,151,353	6,149,261
Class A3, 0.57% 4/22/24 (b)	8,450,000	8,428,206
Series 2021-A Class A2, 0.32% 2/20/24 (b)	10,106,332	10,097,735
Series 2021-B Class A2, 0.31% 1/22/24 (b)	8,742,273	8,730,475
Series 2021-C Class A2, 0.29% 4/22/24 (b)	10,632,000	10,618,284
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 1.1836% 7/15/32 (b)(c)(d)	7,764,000	7,764,955
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.020% 0% 1/15/34 (b)(c)(d)	10,983,000	10,983,000
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 1.1179% 11/18/30 (b)(c)(d)	10,114,000	10,113,990
TCI-Symphony CLO Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.920% 1.0423% 7/15/30 (b)(c)(d)	12,036,000	12,040,056
Tesla Auto Lease Trust:
Series 2021-A Class A2, 0.36% 3/20/25 (b)	11,025,322	11,011,680
Series 2021-B Class A2, 0.36% 9/22/25 (b)	12,379,000	12,320,114
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (b)	244,094	243,378
Series 2021-2 Class A, 0.91% 6/20/31 (b)	4,226,748	4,222,927
Series 2021-3 Class A, 0.83% 7/20/31 (b)	6,832,007	6,816,430
Series 2021-4 Class A, 0.84% 9/20/31 (b)	9,537,114	9,457,903
Series 2021-5 Class A, 1.31% 11/20/31 (b)	12,184,000	12,155,711
Volkswagen Auto Lease Trust:
Series 2019-A Class A3, 1.99% 11/21/22	2,747,931	2,755,174
Series 2020-A:
Class A2, 0.27% 4/20/23	8,351,320	8,350,479
Class A3, 0.39% 1/22/24	10,316,000	10,308,267
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 1.0723% 4/17/30 (b)(c)(d)	10,783,000	10,783,852
Wheels SPV LLC Series 2021-1A Class A, 1 month U.S. LIBOR + 0.280% 0.3711% 8/20/29 (b)(c)(d)	7,749,226	7,753,540
World Omni Auto Receivables Trust:
Series 2021-C Class A2, 0.22% 9/16/24	16,300,000	16,280,742
Series 2021-D Class A2, 0.35% 12/16/24	11,916,000	11,904,931
World Omni Automobile Lease Securitization Trust:
Series 2019-B Class A3, 2.03% 11/15/22	2,538,260	2,543,753
Series 2020-B:
Class A2, 0.32% 9/15/23	4,860,883	4,860,287
Class A3, 0.45% 2/15/24	4,816,000	4,808,022
TOTAL ASSET-BACKED SECURITIES (Cost $779,614,059)		778,674,035

Collateralized Mortgage Obligations - 0.9%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.9%
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	3,771,185	3,766,479
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	2,083,169	2,081,720
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	3,295,000	3,290,115
Mortgage Repurchase Agreement Financing Trust floater Series 2021-S1 Class A1, 1 month U.S. LIBOR + 0.500% 0.5911% 9/10/22 (b)(c)(d)	15,000,000	15,003,683
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/25/51 (b)(c)	10,170,000	10,170,000
RMF Buyout Issuance Trust sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	6,850,000	6,858,939

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $41,169,333)		41,170,936

Commercial Mortgage Securities - 0.7%
	Principal Amount (a)	Value ($)
BX Trust floater:
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 0.95% 11/15/26 (b)(c)(d)	4,756,000	4,744,146
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 0.7259% 10/15/26 (b)(c)(d)	4,422,000	4,387,634
CIM Retail Portfolio Trust floater Series 2021-RETL Class A, 1 month U.S. LIBOR + 1.400% 1.49% 8/15/36 (b)(c)(d)	2,933,000	2,927,471
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 0.801% 11/15/38 (b)(c)(d)	6,595,000	6,564,040
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 0.79% 3/15/38 (b)(c)(d)	3,903,000	3,895,084
Merit floater Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 0.79% 7/15/38 (b)(c)(d)	2,275,000	2,265,744
SREIT Trust floater Series 2021-MFP Class A, 1 month U.S. LIBOR + 0.730% 0.8308% 11/15/38 (b)(c)(d)	4,580,000	4,553,748
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $29,364,728)		29,337,867

Bank Notes - 1.3%
	Principal Amount (a)	Value ($)
Capital One NA 2.15% 9/6/22	12,023,000	12,155,043
Citizens Bank NA 3.25% 2/14/22	8,150,000	8,177,955
Huntington National Bank 2.5% 8/7/22	5,000,000	5,064,473
Truist Bank 2.8% 5/17/22	24,385,000	24,617,664
U.S. Bank NA, Cincinnati 1.8% 1/21/22	6,158,000	6,164,587
TOTAL BANK NOTES (Cost $56,189,380)		56,179,722

Certificates of Deposit - 0.3%
	Principal Amount (a)	Value ($)
Barclays Bank PLC yankee 0.28% 5/17/22 (Cost $15,000,000)	15,000,000	15,004,733

Commercial Paper - 5.1%
	Principal Amount (a)	Value ($)
Cigna Corp. 0.29% 2/11/22	15,000,000	14,993,096
Enel Finance America LLC:
yankee:
0.3% 1/24/22	15,000,000	14,995,806
0.37% 7/11/22	15,000,000	14,962,926
0.4% 9/22/22	18,100,000	18,033,477
0.4% 8/11/22	13,000,000	12,961,568
General Motors Financial Co., Inc.:
0.36% 1/19/22	10,000,000	9,995,278
0.4% 3/28/22	9,200,000	9,187,787
HSBC U.S.A., Inc.:
yankee:
0.35% 5/13/22	15,000,000	14,974,922
0.4% 2/4/22	14,400,000	14,393,242
0.33% 9/13/22	15,000,000	14,943,915
0.33% 10/4/22	18,200,000	18,125,258
NatWest Markets PLC yankee:
0.3% 6/21/22	16,000,000	15,975,821
0.35% 4/19/22	15,000,000	14,986,758
Societe Generale yankee 0.295% 4/28/22	15,000,000	14,988,267
Viatris, Inc.:
0.45% 12/20/21	14,300,000	14,297,164
0.68% 4/26/22	12,000,000	11,976,480
TOTAL COMMERCIAL PAPER (Cost $229,810,994)		229,791,765

Money Market Funds - 8.7%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (g)(h)(i)	331,839,323	331,905,691
Fidelity Securities Lending Cash Central Fund 0.07% (g)(h)(i)(j)	58,417,433	58,423,275
TOTAL MONEY MARKET FUNDS (Cost $390,328,966)		390,328,966

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $4,582,721,561)	4,579,535,703
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(122,222,479)
NET ASSETS - 100.0%	4,457,313,224

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $973,927,921 or 21.9% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security or a portion of the security is on loan at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	400,290,556	546,231,023	614,615,888	55,964	-	-	331,905,691	0.5%
Fidelity Securities Lending Cash Central Fund 0.07%	-	103,681,980	45,258,705	4,883	-	-	58,423,275	0.2%
Total	400,290,556	649,913,003	659,874,593	60,847	-	-	390,328,966

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Government and Government Agency Obligations, Bank Notes, Certificates of Deposit and Commercial Paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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